UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2743

DWS Strategic Income Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Strategic Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 60.4%
Consumer Discretionary 6.4%
AMC Entertainment, Inc.:
8.0%, 3/1/2014	225,000	207,563
144A, 8.75%, 6/1/2019	535,000	526,975
American Achievement Corp., 144A, 8.25%, 4/1/2012	115,000	112,700
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	215,687	86,275
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014	580,000	597,400
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	270,000	210,600
8.0%, 3/15/2014	115,000	100,050
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	295,000	253,700
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **	190,000	24,700
Carrols Corp., 9.0%, 1/15/2013	120,000	116,100

CSC Holdings, Inc.:
6.75%, 4/15/2012		210,000	208,950
Series B, 7.625%, 4/1/2011		1,895,000	1,918,687
144A, 8.5%, 6/15/2015		710,000	731,300
DirecTV Holdings LLC, 7.625%, 5/15/2016		435,000	440,437
DISH DBS Corp.:
6.375%, 10/1/2011		1,350,000	1,339,875
6.625%, 10/1/2014		335,000	321,600
7.125%, 2/1/2016 (b)		620,000	601,400
Dollarama Group Holdings LP, 7.468% ***, 8/15/2012 (c)		196,000	175,420
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		270,000	8,100
Ford Motor Co., 7.45%, 7/16/2031 (b)		330,000	247,500
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016 (b)		120,000	128,700
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		235,000	216,200
Group 1 Automotive, Inc., 8.25%, 8/15/2013		115,000	103,500
Hertz Corp., 8.875%, 1/1/2014		1,435,000	1,381,187
Idearc, Inc., 8.0%, 11/15/2016 **		540,000	23,625
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		155,000	116,250
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		148,000	130,240
Kabel Deutschland GmbH, 10.625%, 7/1/2014		275,000	288,062
Lamar Media Corp., Series C, 6.625%, 8/15/2015 (b)		155,000	133,300
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	450,000	612,522
Macy's Retail Holdings, Inc.:
5.35%, 3/15/2012		480,000	470,759
8.875%, 7/15/2015 (b)		45,000	46,603
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		370,000	351,500
MGM MIRAGE:
144A, 10.375%, 5/15/2014		195,000	209,138
144A, 11.125%, 11/15/2017		245,000	269,500
Michaels Stores, Inc., 10.0%, 11/1/2014		165,000	155,100
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		415,000	298,800
Norcraft Holdings LP, 9.75%, 9/1/2012		565,000	536,750
Nordstrom, Inc., 6.75%, 6/1/2014		1,630,000	1,753,606
Peermont Global Proprietary Ltd., 144A, 7.75%, 4/30/2014	EUR	425,000	475,515
Penske Automotive Group, Inc., 7.75%, 12/15/2016		490,000	416,500

Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015		410,000	363,875
144A, 8.625%, 8/1/2017 (d)		300,000	300,000
8.75%, 10/1/2013		155,000	159,650
Quebecor Media, Inc., 7.75%, 3/15/2016		230,000	218,500
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		180,000	16,200
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		180,000	10,800
Sabre Holdings Corp., 8.35%, 3/15/2016		200,000	140,000
Seminole Hard Rock Entertainment, Inc., 144A, 3.129% ***, 3/15/2014		275,000	206,250
Shaw Communications, Inc., 8.25%, 4/11/2010		310,000	318,525
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		190,000	121,600
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		725,000	184,875
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		225,000	177,750
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/2014 (b)		200,000	199,000
Time Warner Cable, Inc.:
6.75%, 6/15/2039		820,000	887,045
8.25%, 4/1/2019		1,140,000	1,384,636
Travelport LLC:
5.293% ***, 9/1/2014		170,000	112,200

9.875%, 9/1/2014		35,000	28,525
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		55,000	7,150
United Components, Inc., 9.375%, 6/15/2013		40,000	27,400
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	870,000	1,277,211
144A, 10.375%, 2/15/2015		175,000	182,875
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	385,000	524,047
144A, 8.0%, 11/1/2016	EUR	200,000	253,703
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		71,309	357
Videotron Ltd.:
6.875%, 1/15/2014		45,000	44,100
144A, 9.125%, 4/15/2018		225,000	233,438
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		210,000	222,600
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		1,165,000	1,165

			23,950,166
Consumer Staples 1.8%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016 (b)		370,000	364,450
Altria Group, Inc., 10.2%, 2/6/2039		800,000	1,041,039
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		750,000	875,998
Duane Reade, Inc., 144A, 11.75%, 8/1/2015 (d)		35,000	34,096
General Nutrition Centers, Inc., 6.404% ***, 3/15/2014 (PIK)		145,000	127,963
Great Atlantic & Pacific Tea Co., Inc., 144A, 11.375%, 8/1/2015		290,000	291,812
Ingles Markets, Inc., 144A, 8.875%, 5/15/2017		320,000	324,000
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		873,750	393,187
Reynolds American, Inc., 6.75%, 6/15/2017		800,000	804,461
Rite Aid Corp., 7.5%, 3/1/2017		355,000	303,525
Smithfield Foods, Inc., 144A, 10.0%, 7/15/2014		270,000	281,475
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		430,000	426,775
Tyson Foods, Inc.:
7.85%, 4/1/2016		325,000	328,250
144A, 10.5%, 3/1/2014		195,000	216,450
Viskase Companies, Inc., 11.5%, 6/15/2011		1,330,000	1,064,000

			6,877,481
Energy 8.7%
Anadarko Petroleum Corp., 8.7%, 3/15/2019		1,640,000	1,946,452
Arch Coal, Inc., 144A, 8.75%, 8/1/2016		245,000	247,450
Atlas Energy Operating Co., LLC:
144A, 10.75%, 2/1/2018		515,000	517,575
12.125%, 8/1/2017		360,000	378,900
Belden & Blake Corp., 8.75%, 7/15/2012		1,150,000	1,012,000
Berry Petroleum Co., 10.25%, 6/1/2014		235,000	245,575
Bill Barrett Corp., 9.875%, 7/15/2016		190,000	198,075
Bristow Group, Inc., 7.5%, 9/15/2017		260,000	243,100
Chaparral Energy, Inc., 8.5%, 12/1/2015		375,000	232,500
Chesapeake Energy Corp.:
6.25%, 1/15/2018		270,000	240,300
6.875%, 1/15/2016		975,000	916,500
7.25%, 12/15/2018		865,000	813,100
7.5%, 6/15/2014		110,000	108,625
9.5%, 2/15/2015		975,000	1,034,719
Colorado Interstate Gas Co., 6.8%, 11/15/2015		115,000	123,091
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		1,880,000	2,200,888
El Paso Corp.:
7.25%, 6/1/2018		280,000	271,977

7.75%, 6/15/2010	205,000	205,345
8.25%, 2/15/2016	170,000	173,400
9.625%, 5/15/2012	180,000	186,760
Energy Transfer Partners LP, 8.5%, 4/15/2014	1,630,000	1,883,556
Enterprise Products Operating LLP, Series L, 6.3%, 9/15/2017	2,450,000	2,634,725
EXCO Resources, Inc., 7.25%, 1/15/2011	355,000	347,900
Frontier Oil Corp.:
6.625%, 10/1/2011	180,000	180,900
8.5%, 9/15/2016	330,000	337,425
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012	55,000	55,283
Holly Corp., 144A, 9.875%, 6/15/2017	335,000	331,650
Husky Energy, Inc., 7.25%, 12/15/2019	940,000	1,077,258
KCS Energy, Inc., 7.125%, 4/1/2012	945,000	928,462
Linn Energy LLC, 144A, 11.75%, 5/15/2017	340,000	343,400
Mariner Energy, Inc.:
7.5%, 4/15/2013	215,000	204,250
8.0%, 5/15/2017	265,000	230,550
Newfield Exploration Co., 7.125%, 5/15/2018	660,000	641,850
Nexen, Inc.:
6.2%, 7/30/2019	440,000	454,509
7.5%, 7/30/2039	1,190,000	1,277,066
OPTI Canada, Inc.:
7.875%, 12/15/2014	450,000	294,750
8.25%, 12/15/2014	630,000	415,800
Pemex Project Funding Master Trust, 5.75%, 3/1/2018	1,570,000	1,546,450
Petrohawk Energy Corp.:
7.875%, 6/1/2015	115,000	111,550
9.125%, 7/15/2013	250,000	259,375
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (b)	220,000	208,450
7.625%, 6/1/2018 (b)	435,000	420,862
Quicksilver Resources, Inc.:
7.125%, 4/1/2016 (b)	640,000	537,600
11.75%, 1/1/2016 (b)	255,000	279,544
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 144A, 6.75%, 9/30/2019	500,000	519,635
Regency Energy Partners LP:
8.375%, 12/15/2013	293,000	294,465
144A, 9.375%, 6/1/2016	800,000	816,000
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	320,000	320,800
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015	140,000	50,400
Stone Energy Corp.:
6.75%, 12/15/2014	430,000	279,500
8.25%, 12/15/2011	685,000	582,250
Talisman Energy, Inc., 7.75%, 6/1/2019	850,000	994,184
TEPPCO Partners LP, 7.625%, 2/15/2012	205,000	224,816
Tesoro Corp., 6.5%, 6/1/2017	540,000	472,500
TransCanada PipeLines Ltd., 7.125%, 1/15/2019	125,000	148,416
Whiting Petroleum Corp.:
7.25%, 5/1/2012	450,000	452,250
7.25%, 5/1/2013	70,000	70,000
Williams Companies, Inc., 8.125%, 3/15/2012	695,000	745,770

		32,270,483
Financials 19.0%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	540,000	367,200
American Express Co., 8.125%, 5/20/2019	820,000	906,009
American International Group, Inc., 18.2% ***, 6/27/2022	1,640,000	975,800

Anglo American Capital PLC, 144A, 9.375%, 4/8/2019		1,480,000	1,687,200
ANZ National International Ltd., 144A, 0.651 ***, 8/5/2011 (d)		1,670,000	1,671,369
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		280,800	102,436
Bank of America Corp.:
6.5%, 8/1/2016		1,410,000	1,434,389
7.625%, 6/1/2019		820,000	889,393
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		115,000	16,963
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		605,000	608,025
Capital One Bank USA NA, 8.8%, 7/15/2019		1,640,000	1,778,910
Cirsa Capital Luxembourg SA, 144A, 7.875%, 7/15/2012	EUR	75,000	90,863
Citigroup Funding, Inc., 5.0% ***, 4/7/2013		1,470,000	1,300,950
Citigroup, Inc.:
6.5%, 8/19/2013		90,000	91,709
8.5%, 5/22/2019		833,000	886,905
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015	EUR	50,000	52,380
Conproca SA de CV, REG S, 12.0%, 6/16/2010		422,145	444,308
Depfa ACS Bank, 144A, 9.5% ***, 10/6/2023		4,000,000	3,360,000
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		1,640,000	1,539,917
7.375%, 2/1/2011		190,000	183,195
7.5%, 8/1/2012 (d)		2,500,000	2,307,397
7.875%, 6/15/2010		335,000	330,068
9.875%, 8/10/2011		1,155,000	1,144,433
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		210,000	226,800
GMAC, Inc.:
144A, 6.875%, 9/15/2011		1,185,000	1,093,162
144A, 7.25%, 3/2/2011		2,880,000	2,714,400
7.75%, 1/19/2010		130,000	128,498
144A, 7.75%, 1/19/2010		1,685,000	1,659,725
Harrahs Operating Escrow LLC, 144A, 11.25%, 6/1/2017		890,000	901,125
Hellas Telecommunications Finance, 144A, 8.996% ***, 7/15/2015 (PIK)	EUR	200,000	34,207
Hexion US Finance Corp., 9.75%, 11/15/2014		125,000	83,750
HSBC Finance Corp., 1.206% ***, 5/10/2010		960,000	938,975
Inmarsat Finance II PLC, 10.375%, 11/15/2012		750,000	783,750
Intergas Finance BV, REG S, 6.875%, 11/4/2011		1,145,000	1,053,400
iPayment, Inc., 9.75%, 5/15/2014		165,000	96,525
Kreditanstalt fuer Wiederaufbau, 2.05%, 2/16/2026	JPY	1,000,000,000	10,223,514
MetLife, Inc.:
6.75%, 6/1/2016		610,000	656,403
7.717%, 2/15/2019		820,000	927,392
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		340,000	425
Nielsen Finance LLC, 11.5%, 5/1/2016 (b)		80,000	83,800
NiSource Finance Corp., 7.875%, 11/15/2010		360,000	376,562
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		700,000	593,250
Pacific Life Global Funding, 144A, 1.44% ***, 2/6/2016		1,739,000	1,522,721
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		10,000	9,500
PNC Bank NA, 6.875%, 4/1/2018		820,000	885,028
Principal Financial Group, Inc., 8.875%, 5/15/2019		1,640,000	1,841,504
Qwest Capital Funding, Inc., 7.0%, 8/3/2009		595,000	595,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		39,000	40,755
Rio Tinto Finance (USA) Ltd.:
8.95%, 5/1/2014		1,630,000	1,894,070
9.0%, 5/1/2019		1,050,000	1,235,305
Sprint Capital Corp.:
7.625%, 1/30/2011		620,000	624,650

8.375%, 3/15/2012		285,000	288,562
Telecom Italia Capital SA, 5.25%, 10/1/2015		820,000	834,994
Telefonica Emisiones SAU, 5.877%, 7/15/2019		760,000	833,490
The Goldman Sachs Group, Inc., 7.5%, 2/15/2019		820,000	960,346
Toll Brothers Finance Corp., 8.91%, 10/15/2017		1,640,000	1,736,217
Toyota Motor Credit Corp., 5.25%, 2/3/2012	EUR	4,000,000	6,039,170
Toys R Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017		245,000	251,125
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		660,000	3,300
UCI Holdco, Inc., 8.629% ***, 12/15/2013 (PIK)		302,415	75,604
Universal City Development Partners Ltd., 11.75%, 4/1/2010		955,000	950,225
Virgin Media Finance PLC:
8.75%, 4/15/2014		2,070,000	2,090,700
8.75%, 4/15/2014	EUR	30,000	42,545
Series 1, 9.5%, 8/15/2016		1,365,000	1,399,125
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	900,000	1,282,769
144A, 10.75%, 12/1/2015		75,000	79,500
144A, 11.75%, 7/15/2017 (b)		500,000	535,000

			70,796,687
Health Care 3.9%
Boston Scientific Corp., 6.0%, 6/15/2011		295,000	299,425
CareFusion Corp., 144A, 6.375%, 8/1/2019		2,193,000	2,312,981
Community Health Systems, Inc., 8.875%, 7/15/2015		1,795,000	1,848,850
Express Scripts, Inc., 7.25%, 6/15/2019		383,000	441,335
HCA, Inc.:
144A, 7.875%, 2/15/2020 (d)		2,020,000	1,984,650
144A, 8.5%, 4/15/2019		200,000	205,000
9.125%, 11/15/2014		305,000	314,150
9.25%, 11/15/2016		1,050,000	1,094,625
9.625%, 11/15/2016 (PIK)		415,000	432,638
144A, 9.875%, 2/15/2017		745,000	784,112
HEALTHSOUTH Corp., 10.75%, 6/15/2016		180,000	188,550
IASIS Healthcare LLC, 8.75%, 6/15/2014		590,000	587,050
McKesson Corp., 7.5%, 2/15/2019		425,000	497,706
Merck & Co., Inc., 4.0%, 6/30/2015		660,000	688,542
The Cooper Companies, Inc., 7.125%, 2/15/2015		385,000	361,900
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		185,000	187,775
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		405,000	408,038
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		885,000	885,000
WellPoint, Inc., 7.0%, 2/15/2019		925,000	987,904

			14,510,231
Industrials 3.8%
Actuant Corp., 6.875%, 6/15/2017		150,000	137,063
ARAMARK Corp., 8.5%, 2/1/2015 (b)		365,000	367,737
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)		435,000	432,825
Belden, Inc.:
7.0%, 3/15/2017		195,000	171,600
144A, 9.25%, 6/15/2019		235,000	233,825
Bombardier, Inc., 144A, 6.75%, 5/1/2012		300,000	289,500
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035		80,000	78,470
Cenveo Corp., 144A, 10.5%, 8/15/2016		215,000	178,450
Congoleum Corp., 8.625%, 8/1/2008 **		480,000	144,000
Corrections Corp. of America, 7.75%, 6/1/2017		285,000	285,712
Esco Corp.:

144A, 4.504% ***, 12/15/2013	285,000	239,400
144A, 8.625%, 12/15/2013	115,000	105,800
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	175,000	152,250
Hutchison Whampoa International 09 Ltd., 144A, 7.625%, 4/9/2019	926,000	1,059,238
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	1,040,000	1,207,082
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	220,000	143,000
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	530,000	466,400
7.625%, 12/1/2013	520,000	468,000
9.375%, 5/1/2012	650,000	640,250
Kansas City Southern Railway Co., 8.0%, 6/1/2015	395,000	383,150
Meccanica Holdings USA, 144A, 6.25%, 7/15/2019	1,670,000	1,777,932
Mobile Mini, Inc., 9.75%, 8/1/2014	255,000	247,987
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	290,000	246,500
Owens Corning, Inc., 9.0%, 6/15/2019 (b)	1,880,000	1,947,817
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **	695,000	41,700
RailAmerica, Inc., 144A, 9.25%, 7/1/2017	230,000	236,900
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	170,000	147,900
Titan International, Inc., 8.0%, 1/15/2012	730,000	671,600
TransDigm, Inc., 7.75%, 7/15/2014	115,000	112,988
United Rentals North America, Inc.:
6.5%, 2/15/2012	455,000	439,075
7.0%, 2/15/2014	570,000	470,250
144A, 10.875%, 6/15/2016	250,000	250,000
US Concrete, Inc., 8.375%, 4/1/2014	210,000	134,925
USG Corp., 144A, 9.75%, 8/1/2014	220,000	224,400
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	140,000	132,300

		14,266,026
Information Technology 1.5%
Advanced Micro Devices, Inc., 5.75%, 8/15/2012	365,000	268,731
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	310,000	201,500
Jabil Circuit, Inc., 7.75%, 7/15/2016 (d)	145,000	139,407
L-3 Communications Corp.:
5.875%, 1/15/2015	2,225,000	2,108,188
Series B, 6.375%, 10/15/2015	270,000	259,200
7.625%, 6/15/2012	755,000	763,494
MasTec, Inc., 7.625%, 2/1/2017	270,000	240,300
Seagate Technology International, 144A, 10.0%, 5/1/2014	120,000	131,400
SunGard Data Systems, Inc., 10.25%, 8/15/2015	705,000	722,625
Unisys Corp., 144A, 12.75%, 10/15/2014	395,000	393,025
Vangent, Inc., 9.625%, 2/15/2015	155,000	137,950

		5,365,820
Materials 5.1%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	110,000	77,825
ARCO Chemical Co., 9.8%, 2/1/2020 **	1,740,000	461,100
Ashland, Inc., 144A, 9.125%, 6/1/2017	275,000	290,125
Barrick Gold Corp., 6.95%, 4/1/2019	1,400,000	1,625,476
Bemis Co., Inc., 6.8%, 8/1/2019	330,000	360,995
Cascades, Inc., 7.25%, 2/15/2013	120,000	109,500
Clondalkin Acquisition BV, 144A, 2.629% ***, 12/15/2013	215,000	166,625
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019	235,000	231,475
CPG International I, Inc., 10.5%, 7/1/2013	520,000	369,200
Crown Americas LLC, 144A, 7.625%, 5/15/2017	230,000	234,025
Domtar Corp., 10.75%, 6/1/2017 (b)	230,000	233,450

Dow Chemical Co.:
8.55%, 5/15/2019		200,000	219,419
9.4%, 5/15/2039		1,640,000	1,970,203
Exopack Holding Corp., 11.25%, 2/1/2014		580,000	516,200
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		580,000	613,350
8.375%, 4/1/2017		1,140,000	1,208,400
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		465,083	302,304
10.0%, 3/31/2015		460,160	299,104
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		330,000	320,100
144A, 7.125%, 1/15/2017		180,000	175,500
144A, 8.25%, 5/1/2016		300,000	310,500
9.5%, 12/1/2011		185,000	194,250
Graphic Packaging International, Inc., 144A, 9.5%, 6/15/2017		325,000	323,375
Greif, Inc., 144A, 7.75%, 8/1/2019		995,000	987,537
Hexcel Corp., 6.75%, 2/1/2015		1,030,000	970,775
Huntsman International LLC:
144A, 6.875%, 11/15/2013	EUR	535,000	606,215
7.375%, 1/1/2015		130,000	106,600
Innophos, Inc., 8.875%, 8/15/2014		100,000	95,000
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		745,000	689,125
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	53,900
NewMarket Corp., 7.125%, 12/15/2016		455,000	423,150
NewPage Corp., 10.0%, 5/1/2012		405,000	180,225
Owens-Brockway Glass Container, Inc., 144A, 7.375%, 5/15/2016		418,000	413,820
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		85,000	86,700
Pliant Corp., 11.85%, 6/15/2009 **		5	4
Radnor Holdings Corp., 11.0%, 3/15/2010 **		100,000	130
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016		440,000	440,000
Solo Cup Co., 144A, 10.5%, 11/1/2013		265,000	278,912
Teck Resources Ltd.:
144A, 9.75%, 5/15/2014		200,000	222,500
144A, 10.25%, 5/15/2016		195,000	220,838
144A, 10.75%, 5/15/2019		780,000	907,725
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		855,000	799,425
The Mosaic Co., 144A, 7.375%, 12/1/2014		625,000	666,247
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		325,000	277,063

			19,038,392
Telecommunication Services 4.6%
BCM Ireland Preferred Equity Ltd., 144A, 8.281% ***, 2/15/2017 (PIK)	EUR	242,745	85,272
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		700,000	714,000
Centennial Communications Corp.:
10.0%, 1/1/2013		155,000	159,650
10.125%, 6/15/2013		325,000	332,312
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		1,125,000	1,092,656
8.375%, 1/15/2014		450,000	445,500
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,730,000	1,755,950
10.0%, 7/15/2015		430,000	443,975
Crown Castle International Corp., 9.0%, 1/15/2015		565,000	596,781
France Telecom SA, 5.375%, 7/8/2019		580,000	617,806
Frontier Communications Corp., 6.25%, 1/15/2013		205,000	197,313
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		112,247	63,981

Hellas Telecommunications Luxembourg V, 144A, 4.496% ***, 10/15/2012	EUR	400,000	401,934
Hughes Network Systems LLC, 144A, 9.5%, 4/15/2014		715,000	715,000
Intelsat Corp.:
9.25%, 8/15/2014		160,000	162,000
9.25%, 6/15/2016		1,915,000	1,934,150
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/2016		15,000	15,975
Intelsat Subsidiary Holding Co., Ltd.:
8.875%, 1/15/2015		975,000	984,750
Series B, 144A, 8.875%, 1/15/2015		395,000	398,950
iPCS, Inc., 3.153% ***, 5/1/2013 (b)		110,000	91,850
MetroPCS Wireless, Inc.:
9.25%, 11/1/2014		2,065,000	2,137,275
144A, 9.25%, 11/1/2014		225,000	232,875
Millicom International Cellular SA, 10.0%, 12/1/2013		1,010,000	1,050,400
Qwest Corp.:
7.875%, 9/1/2011		585,000	596,700
8.875%, 3/15/2012		130,000	134,875
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		190,000	191,900
144A, 8.25%, 8/15/2019		115,000	116,725
Stratos Global Corp., 9.875%, 2/15/2013		150,000	151,500
Telesat Canada, 144A, 11.0%, 11/1/2015		820,000	848,700
Windstream Corp.:
7.0%, 3/15/2019		255,000	237,150
8.625%, 8/1/2016		40,000	40,600

			16,948,505
Utilities 5.6%
AES Corp.:
8.0%, 6/1/2020		930,000	888,150
144A, 8.75%, 5/15/2013		2,222,000	2,266,440
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		3,685,000	3,940,054
CenterPoint Energy Houston Electric LLC, Series U, 7.0%, 3/1/2014		85,000	93,106
CMS Energy Corp., 8.5%, 4/15/2011		880,000	906,549
Dominion Resources, Inc., Series C, 5.15%, 7/15/2015		1,640,000	1,711,611
Electricite de France, 144A, 6.5%, 1/26/2019		775,000	885,707
Energy Future Holdings Corp.:
10.875%, 11/1/2017		280,000	242,900
11.25%, 11/1/2017 (PIK)		220,000	162,800
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		205,000	201,413
Knight, Inc., 6.5%, 9/1/2012		720,000	727,200
Mirant Americas Generation LLC, 8.3%, 5/1/2011		980,000	995,925
Mirant North America LLC, 7.375%, 12/31/2013		150,000	148,125
NRG Energy, Inc.:
7.25%, 2/1/2014		495,000	486,337
7.375%, 1/15/2017		1,795,000	1,732,175
7.375%, 2/1/2016		2,120,000	2,051,100
NV Energy, Inc.:
6.75%, 8/15/2017		470,000	435,120
8.625%, 3/15/2014		100,000	101,517
Sempra Energy, 6.5%, 6/1/2016		820,000	900,163
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		590,000	463,150
The Toledo Edison Co., 7.25%, 5/1/2020		1,040,000	1,199,623

			20,539,165

Total Corporate Bonds (Cost $224,368,314)			224,562,956

Mortgage-Backed Securities Pass-Throughs 2.2%
Government National Mortgage Association:
4.5%, 11/1/2038 (d)		4,000,000	4,028,750
5.5%, 5/1/2036 (d)		4,000,000	4,159,375

Total Mortgage-Backed Securities Pass-Throughs (Cost $8,087,500)			8,188,125
Asset-Backed 1.8%
Credit Card Receivables 1.6%
Bank One Issuance Trust, “B2”, Series 2004-B2, 4.37%, 4/15/2012		2,450,000	2,451,767
Washington Mutual Master Note Trust, “C1”, Series 2007-C1, 144A, 0.688% ***, 5/15/2014		3,800,000	3,595,860

			6,047,627
Miscellaneous 0.2%
Duane Street CLO, “A”, Series 2005-1A, 144A, 1.224% ***, 11/8/2017		990,846	827,357

Total Asset-Backed (Cost $6,861,747)			6,874,984
Commercial Mortgage-Backed Securities 2.3%
Credit Suisse Mortgage Capital Certificates, “A2”, Series 2007-C1, 5.268%, 2/15/2040		3,719,000	3,646,179
Greenwich Capital Commercial Funding Corp., “A2”, Series 2007-GG9, 5.381%, 3/10/2039		1,000,000	999,946
JPMorgan Chase Commercial Mortgage Securities Corp., “F”, Series 2004-LN2, 144A, 5.457% ***, 7/15/2041		2,000,000	570,980
Wachovia Bank Commercial Mortgage Trust, “A2”, Series 2007-C32, 5.736% ***, 6/15/2049		3,600,000	3,490,613

Total Commercial Mortgage-Backed Securities (Cost $9,708,595)			8,707,718
Collateralized Mortgage Obligations 3.2%
Banc of America Mortgage Securities, “2A2”, Series 2004-A, 5.455% ***, 2/25/2034		1,265,107	1,090,429
Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 4.766% ***, 12/25/2035		3,520,736	3,025,856
Citicorp Mortgage Securities, Inc., “1A7”, Series 2006-4, 6.0%, 8/25/2036		1,692,510	1,594,846
Merrill Lynch Mortgage Investors Trust:
“2A1A”, Series 2005-A9, 5.152% ***, 12/25/2035		1,599,077	1,381,482
“2A”, Series 2003-A6, 5.364% ***, 10/25/2033		1,826,140	1,656,916
Provident Funding Mortgage Loan Trust, “2A1”, Series 2005-1, 4.382% ***, 5/25/2035		838,548	763,649
Residential Funding Mortgage Securities I, “3A1”, Series 2005-SA2, 5.133% ***, 6/25/2035		1,627,317	1,512,581
Wells Fargo Mortgage-Backed Securities Trust, “3A1”, Series 2004-EE, 4.474% ***, 12/25/2034		744,564	701,911

Total Collateralized Mortgage Obligations (Cost $11,469,397)			11,727,670
Government & Agency Obligations 27.8%
Other Government Related 1.6%
Citibank NA, FDIC Guaranteed, 1.016% ***, 5/7/2012		3,250,000	3,255,431
JPMorgan Chase & Co.:
Series 3, FDIC Guaranteed, 0.854% ***, 12/26/2012		1,158,000	1,169,883
FDIC Guaranteed, 0.859% ***, 6/15/2012		1,342,000	1,354,066

			5,779,380
Sovereign Bonds 18.6%
Federal Republic of Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010		32,000	4,160
Federative Republic of Brazil:
7.875%, 3/7/2015 (b)		1,045,000	1,202,795
8.875%, 10/14/2019		950,000	1,168,500
12.5%, 1/5/2016	BRL	1,155,000	652,156
Government of Canada, 4.5%, 6/1/2015	CAD	2,700,000	2,727,144

Government of Ukraine, REG S, 7.65%, 6/11/2013		785,000	648,803
Kingdom of Spain, 3.15%, 1/31/2016	EUR	4,600,000	6,570,867
Province of Quebec, Series PO, 1.6%, 5/9/2013	JPY	1,349,000,000	13,823,568
Republic of Argentina, 5.83%, 12/31/2033	ARS	442	86
Republic of Bulgaria, 144A, 8.25%, 1/15/2015		825,000	882,750
Republic of Colombia, 8.25%, 12/22/2014		85,000	99,450
Republic of El Salvador, 144A, 7.65%, 6/15/2035 (b)		745,000	655,600
Republic of Ghana, 144A, 8.5%, 10/4/2017		125,000	118,438
Republic of Greece:
3.6%, 7/20/2016	EUR	2,750,000	3,905,698
4.5%, 9/20/2037	EUR	4,750,000	6,046,576
Republic of Indonesia, 144A, 6.875%, 3/9/2017		2,035,000	2,075,700
Republic of Panama, 9.375%, 1/16/2023		2,075,000	2,609,312
Republic of Peru:
7.125%, 3/30/2019		140,000	151,760
7.35%, 7/21/2025		1,795,000	1,941,292
Republic of Poland, 6.375%, 7/15/2019		1,740,000	1,802,292
Republic of South Africa, 6.875%, 5/27/2019		1,215,000	1,327,387
Republic of Turkey:
7.0%, 9/26/2016		875,000	914,375
7.25%, 3/15/2015		360,000	384,516
Republic of Uruguay:
7.625%, 3/21/2036		605,000	612,563
9.25%, 5/17/2017		735,000	847,087
Republic of Venezuela, 9.25%, 9/15/2027		1,540,000	1,078,000
Russian Federation, REG S, 7.5%, 3/31/2030		4,175,645	4,221,577
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		385,000	390,775
United Kingdom Treasury Bond, 4.75%, 9/7/2015	GBP	6,750,000	12,317,061

			69,180,288
US Government Sponsored Agencies 3.2%
Federal Home Loan Bank:
1.625%, 7/27/2011		4,000,000	4,030,712
1.75%, 8/22/2012		2,500,000	2,484,637
7.2% ***, 3/18/2024		850,000	761,813
7.45% ***, 10/16/2023		2,400,000	2,378,400
Federal National Mortgage Association:
1.288% ***, 2/27/2023		750,000	742,500
1.75%, 3/23/2011 (e)		1,640,000	1,657,720

			12,055,782
US Treasury Obligations 4.4%
US Treasury Bills:
0.15% ****, 9/17/2009 (f)		4,121,000	4,120,176
0.16% ****, 8/27/2009 (f)		340,000	339,970
0.16% ****, 9/17/2009 (f)		99,000	98,979
US Treasury Bond, 3.5%, 2/15/2039		2,140,000	1,849,431
US Treasury Notes:
0.875%, 12/31/2010 (g)		7,000,000	7,008,477
3.125%, 5/15/2019		3,061,000	2,966,293

			16,383,326

Total Government & Agency Obligations (Cost $102,056,862)			103,398,776
Loan Participations and Assignments 2.9%
Senior Loans*** 2.0%
Buffets, Inc.:
Letter of Credit Term Loan B, LIBOR plus 7.25%, 7.848%, 5/1/2013		40,425	19,101

Incremental Term Loan, LIBOR (3% floor) plus 15.0%, 15.285%, 4/30/2012		111,971	108,332
Second Lien Term Loan, LIBOR plus 1.0%, plus 16.25% (PIK), 19.121%, 5/1/2013		189,900	87,354
Charter Communications Operating LLC:
Term Loan, Prime plus 3.0%, 6.25%, 3/6/2014		1,682,440	1,546,482
Term Loan, Prime plus 6.0%, 9.25%, 3/6/2014		932,130	933,296
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 2.79%, 6/20/2013		165,795	138,024
Ford Motor Co., Term Loan, LIBOR plus 3.0%, 3.51%,12/16/2013		1,160,000	988,830
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.54%, 12/31/2014		230,000	100,050
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, LIBOR plus 2.1%, 2.598%, 3/26/2014		7,214	5,038
Term Loan, LIBOR plus 2.0%, 2.598%, 3/26/2014		917,231	640,484
Hexion Specialty Chemicals, Inc.:
Term Loan C1, LIBOR plus 2.25%, 2.875%, 5/6/2013		572,206	429,870
Term Loan C2, LIBOR plus 2.25%, 2.875%, 5/6/2013		156,274	117,401
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 5.738%, 6/13/2014 (PIK)		291,385	233,837
Nuveen Investments, Inc., Term Loan, LIBOR plus 3.0%, 3.488%, 11/13/2014		265,000	216,306
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 2.741%, 9/30/2014		179,784	143,357
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 4.785%, 1/31/2014		198,000	162,690
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, LIBOR plus 3.5%, 3.802%, 10/10/2014		97,307	75,586
Term Loan B3, LIBOR plus 3.5%, 3.802%, 10/10/2014		1,797,975	1,390,985
Tribune Co., Term Loan B, Prime plus 2.0%, 5.25%, 6/4/2014 **		365,375	151,916

			7,488,939
Sovereign Loans 0.9%
Export-Import Bank of Ukraine, 6.8%, 10/4/2012		690,000	520,950
Gazprom:
144A, 6.51%, 3/7/2022		785,000	629,963
144A, 8.125%, 7/31/2014		1,920,000	1,939,200
8.125%, 2/4/2015	EUR	200,000	300,168

			3,390,281

Total Loan Participations and Assignments (Cost $12,003,861)			10,879,220
Preferred Securities 0.5%
Financials 0.5%
Capital One Capital V, 10.25%, 8/15/2039 (d)		1,670,000	1,699,225
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)		120,000	100,688

			1,799,913
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		315,000	171,675

Total Preferred Securities (Cost $1,977,820)			1,971,588
		Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*		8,766	10,957
Vertis Holdings, Inc.*		3,350	0

			10,957
Materials 0.0%
GEO Specialty Chemicals, Inc.*		10,608	9,017

GEO Specialty Chemicals, Inc. 144A*	966	821

9,838

Total Common Stocks (Cost $131,040)	20,795
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc. 144A, 12.0%* (Cost $13,911)	1	0
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	52,000	3,751
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	315	0

Total Warrants (Cost $70,221)	3,751
Open End Investment Company 2.5%
DWS Floating Rate Plus Fund “Institutional” (h) (Cost $9,239,065)	1,114,287	9,426,868
Contract Amount ($)	Value ($)

Call Options Purchased 0.1%
Call Options
Option on an interest rate swap for the obligation to receive a fixed rate of 1.72% versus the one-year EUR LIBOR expiring on March 14, 2012, Expiration Date 3/10/2011 (Cost $243,176)	EUR	163,300,000	253,895
Shares	Value ($)

Securities Lending Collateral 1.7%
Daily Assets Fund Institutional, 0.39% (i) (j) (Cost $6,151,050)	6,151,050	6,151,050
Cash Equivalents 1.4%
Cash Management QP Trust, 0.27% (i) (Cost $5,060,258)	5,060,258	5,060,258
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $397,442,817) †	106.8	397,227,654
Other Assets and Liabilities, Net	(6.8)	(25,187,282)

Net Assets	100.0	372,040,372

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount	Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	1,740,000	USD	1,951,838	461,100
Buffalo Thunder Development Authority	9.375%	12/15/2014	115,000	USD	115,147	16,963
CanWest MediaWorks LP	9.25%	8/1/2015	190,000	USD	190,000	24,700
Congoleum Corp.	8.625%	8/1/2008	480,000	USD	451,750	144,000
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	270,000	USD	272,475	8,100

Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	112,247	USD	106,814	63,981
Idearc, Inc.	8.0%	11/15/2016	540,000	USD	548,994	23,625
New ASAT (Finance) Ltd.	9.25%	2/1/2011	340,000	USD	293,669	425
Pliant Corp.	11.85%	6/15/2009	5	USD	6	4
Quebecor World, Inc.	9.75%	1/15/2015	180,000	USD	180,000	16,200
Reader's Digest Association, Inc.	9.0%	2/15/2017	180,000	USD	175,981	10,800
R.H. Donnelley Corp.	8.875%	10/15/2017	695,000	USD	695,106	41,700
Radnor Holdings Corp.	11.0%	3/15/2010	100,000	USD	88,363	130
Tribune Co.	5.25%	6/4/2014	365,375	USD	365,147	151,916
Tropicana Entertainment LLC	9.625%	12/15/2014	660,000	USD	520,338	3,300
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	55,000	USD	56,100	7,150
Young Broadcasting, Inc.	8.75%	1/15/2014	1,165,000	USD	1,079,224	1,165
					7,090,952	975,259

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2009.

****				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $399,546,823. At July 31, 2009, net unrealized depreciation for all securities based on tax cost was $2,319,169. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,586,069 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,905,238.

(a)				Principal amount stated in US dollars unless otherwise noted.
(b)				All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2009 amounted to $5,920,131 which is 1.6% of net assets.
(c)				Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 12/31/2009.
(d)				When-issued or delayed delivery security included.
(e)				At July 31, 2009 this security has been pledged, in whole or in part, as collateral for open swaps contracts.
(f)				At July 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)				At July 31, 2009, this security has been pledged, in whole or in part, as collateral for open forward foreign currency exchange contracts.
(h)				Affiliated fund managed by Deutsche Investment Management Americas Inc.
(i)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
Prime: Interest rate charged by banks to their most credit worthy customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	9/15/2009	73	6,292,238	6,304,582	12,344
10 Year US Treasury Note	9/21/2009	180	21,005,457	21,110,625	105,168
AEX Index	8/21/2009	8	571,749	644,007	72,258
ASX SPI 200 Index	9/17/2009	28	2,355,370	2,462,966	107,596
CAC 40 10 Euro Index	8/21/2009	13	570,912	634,151	63,239
Federal Republic of Germany Euro-Bund	9/8/2009	15	2,593,476	2,609,153	15,677
Federal Republic of Germany Euro-Schatz	9/8/2009	334	51,327,428	51,489,566	162,138
FTSE 100 Index	9/18/2009	6	434,434	458,639	24,205
FTSE MIB Index	9/18/2009	15	2,082,168	2,202,622	120,454
Hang Seng Index	8/28/2009	22	2,866,397	2,890,214	23,817
S&P 500 E-Mini Index	9/18/2009	143	6,671,883	7,038,460	366,577
S&P TSE 60 Index	9/17/2009	14	1,616,740	1,696,505	79,765
Total unrealized appreciation					1,153,238

At July 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	9/21/2009	14	1,562,443	1,565,375	(2,932)
10 Year Japanese Government Bond	9/10/2009	18	25,876,001	26,273,818	(397,817)
2 Year US Treasury Note	9/30/2009	93	20,159,005	20,141,765	17,240
DAX Index	9/18/2009	26	4,603,503	4,949,067	(345,564)
DJ Euro Stoxx 50 Index	9/18/2009	20	690,340	751,418	(61,078)
IBEX 35 Index	8/21/2009	13	1,778,692	2,006,401	(227,709)
NASDAQ E-Mini 100 Index	9/18/2009	91	2,694,716	2,915,640	(220,924)
Russell E-Mini 2000 Index	9/18/2009	87	4,517,542	4,836,330	(318,788)
TOPIX Index	9/11/2009	4	389,749	403,910	(14,161)
United Kingdom Long Gilt Bond	9/28/2009	12	2,351,787	2,353,731	(1,944)
Total net unrealized depreciation					(1,573,677)

At July 31, 2009, open credit default swap contracts purchased were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

6/22/2009 9/20/2014	2,200,000[1]	1.0%	Toll Brothers Finance Corp., 5.15%, 5/15/2015, BBB-	5,152	5,152	0
(k)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
At July 31, 2009, open interest rate swaps were as follows:
Effective/ Expiration Dates		Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

4/20/2009 4/20/2024		2,500,000[2]	Fixed — 7.5%	Floating — LIBOR	(2,409)
5/15/2009 5/15/2024		2,500,000[2]	Fixed — 7.5%	Floating — LIBOR	(2,100)
Total unrealized depreciation					(4,509)

At July 31, 2009, open total return swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Depreciation ($)

6/1/2009 6/1/2012	15,300,000[3]	0.425%	Global Interest Rate Strategy Index	(232,820)	14,200	(247,020)
Counterparties:
1					JPMorgan Chase Securities, Inc.
2					Morgan Stanley
3					Citigroup, Inc.

As of July 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

USD	532,483	CAD	621,000	8/19/2009	43,137
USD	9,339,946	AUD	11,951,000	8/19/2009	612,208
USD	1,925,819	NZD	3,082,000	8/19/2009	105,342
USD	15,738,501	CHF	17,177,000	8/19/2009	361,342
Total unrealized appreciation					1,122,029

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

USD	5,993,755	JPY	564,375,000	8/19/2009	(23,587)
EUR	6,100,000	USD	8,470,997	8/19/2009	(238,183)
GBP	3,074,000	USD	4,937,121	8/19/2009	(199,819)
NOK	2,524,000	USD	384,885	8/19/2009	(27,520)
SEK	16,297,000	USD	2,045,768	8/19/2009	(211,206)
EUR	2,393,600	USD	3,338,186	8/25/2009	(73,609)
EUR	961,200	USD	1,340,518	8/25/2009	(29,560)
EUR	103,600	USD	147,249	8/25/2009	(421)
EUR	7,900	USD	11,241	8/25/2009	(19)
EUR	28,700	USD	40,838	8/25/2009	(70)
EUR	352,200	USD	498,870	8/25/2009	(3,150)
EUR	68,300	USD	96,033	8/25/2009	(1,321)
GBP	7,500,000	USD	12,415,613	9/16/2009	(116,742)
JPY	2,300,000,000	USD	24,226,975	9/16/2009	(109,645)

CAD	6,250,000	USD	5,757,800	9/16/2009	(36,064)
EUR	6,750,000	USD	9,621,484	9/16/2009	(16,020)
Total unrealized depreciation	(1,086,936)

Currency Abbreviations
ARS	Argentine Peso	GBP	British Pound
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(l)
Corporate Bonds	$ —	$ 218,078,362	$ 6,484,594	$ 224,562,956
Mortgage-Backed Securities Pass-Throughs	—	8,188,125	—	8,188,125
Asset-Backed	—	6,047,627	827,357	6,874,984
Commercial Mortgage-Backed Securities	—	8,707,718	—	8,707,718
Collateralized Mortgage Obligations	—	11,727,670	—	11,727,670
Government & Agency Obligations	—	95,043,122	3,796,529	98,839,651
Loan Participations and Assignments	—	10,263,669	615,551	10,879,220
Preferred Securities	—	1,971,588	—	1,971,588
Common Stocks
Consumer Discretionary	—	10,957	—	10,957
Materials	—	—	9,838	9,838
Convertible Preferred Stocks(l)	—	0	—	0
Warrants(l)	—	—	3,751	3,751
Open End Investment Company	9,426,868	—	—	9,426,868
Short-Term Investments(l)	6,151,050	9,619,383	—	15,770,433
Derivatives(m)	—	1,375,924	—	1,375,924
Total	$ 15,577,918	$ 371,034,145	$ 11,737,620	$ 398,349,683

Liabilities
Derivatives(m)	$ (420,439)	$ (1,338,465)	$ —	$ (1,758,904)
Total	$ (420,439)	$ (1,338,465)	$ —	$ (1,758,904)
(l)	See Investment Portfolio for additional detailed categorizations.
(m)

Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts and value of options purchased.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Asset-Backed	Government & Agency Obligations	Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of October 31, 2008	$ 3,494,417	$ —	$ 2,400,000	$ —	$ 207,900	$ 9,838	$ 5,850	$ 6,118,005
Total realized gain (loss)	(17,100)	—	—	215	—	—	—	(16,885)
Change in unrealized appreciation (depreciation)	(182,667)	—	94,242	(74,667)	63,727	—	(72,320)	(171,685)
Amortization premium/discount	5,309	—	5,729	5,650	397	—	—	17,085
Net purchases (sales)	2,848,906	827,357	848,127	457,032	(272,024)	—	70,221	4,779,619
Net transfers in (out) of Level 3	335,729	—	448,431	227,321	—	—	—	1,011,481
Balance as of July 31, 2009	$ 6,484,594	$ 827,357	$ 3,796,529	$ 615,551	$ —	$ 9,838	$ 3,751	$ 11,737,620
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2009	$ (282,531)	$ —	$ 94,242	$ (74,667)	$ —	$ —	$ (72,320)	$ (335,276)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of July 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures, options, forward foreign currency exchange contracts and swaps.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts	Swaps	Options
Interest Rate Contracts	$ (90,126)	$ —	$ (251,529)	$ 10,719
Foreign Exchange Contracts	$ —	$ 35,093	$ —	$ —
Credit Contracts	$ —	$ —	$ 0	$ —
Equity Contracts	$ (330,313)	$ —	$ —	$ —

Futures. The Fund is subject to interest rate and equity risk. The Fund may use futures contracts in circumstances where the portfolio management team believes they offer economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the bond market. The Fund may also invest in future contracts as part of its global tactical asset allocation overlay strategy to enhance returns. As part of this strategy, the Fund may use futures contracts to take advantage of short-term and medium-term inefficiencies and relative mispricings within the global bond and currency markets. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Forward Foreign Currency Exchange Contracts. Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. The Fund may also invest in forward currency contracts as part of its global tactical asset allocation overlay strategy. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use forward currency exchange contracts to gain exposure to changes in the value of foreign currencies, and to take advantage of short-term and medium-term mispricings within the currency markets. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

Swaps. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The longer the duration of the fund’s securities, the more sensitive the Fund will be to interest rate changes. To help mitigate this interest rate risk, the Fund invests in interest rate swap contracts to reduce the duration of the investment portfolio. The Fund may buy/sell credit default swap contracts to obtain short/long exposure to certain bonds. Under certain circumstances, this may be a more efficient way for the fund to create exposure to an issuer than trading for the actual underlying bonds themselves. The Fund may enter into total return swap transactions to hedge against market and interest rate risk or to enhance returns. The maximum counterparty credit risk to the Fund is measured by the current value of the contract, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

Options. The Fund is subject to interest rate risk. The Fund may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets; as a temporary substitute for selling selected investments; to lock in the purchase price of a security or currency which it expects to purchase in the near future; as a temporary substitute for purchasing selected investments; and to enhance potential gain. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. For exchange traded contracts the counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. The Fund's maximum exposure to purchased options is limited to the premium initially paid.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009